Accounts Receivable, Net	12 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Accounts Receivable, Net

Note 7 — Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2014	2013
Accounts receivable — billed	$617,712	$587,928
Accounts receivable — unbilled	134,523	110,626
Less — allowances	(36,398)	(20,335)

Accounts receivable, net	$715,837	$678,219